Nonvested Restricted Stock, RSUs and TSRs Activity (Parenthetical) (Detail) (Restricted Stock Units, Executive Committee, USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	817,698
Shares granted, weighted-average fair value	$ 19.91